Business combinations - Summary Of Fair Value Of Identifiable Assets And Liabilities Acquired (Detail) - OZ Minerals Limited [member] - USD ($) $ in Millions	Jun. 30, 2024	May 02, 2023
Assets
Cash and cash equivalents	$ 104
Trade and other receivables	77
Other financial assets	7
Inventories	329
Property, plant and equipment	7,661
Intangible assets – goodwill	194
Current tax receivable	36
Other assets	25
Total assets	8,433
Liabilities
Trade and other payables	242
Interest bearing liabilities	1,111
Deferred tax liabilities	850
Provisions	258
Total liabilities	2,461
Identifiable net assets acquired	5,972
Total consideration paid	5,972
Cash and cash equivalents acquired	(104)
Net cash consideration paid	$ 5,868	$ 5,900